Provisions - Narrative (Details) £ in Millions, $ in Billions		12 Months Ended	13 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Mar. 10, 2022 USD ($)
US | Over issuance of securities
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	£ 220	£ 0
US | Over issuance of securities | Disclosure of post year end balances
Disclosure of other provisions [line items]
Securities issues in excess of limit | $			$ 13
Not more than one year
Disclosure of other provisions [line items]
Expected reimbursement	£ 1,754	£ 1,751